UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments

BlackRock Equity Dividend Fund
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
France - 1.8%       Oil, Gas & Consumable Fuels - 1.8%       310,100  Total SA (a)                                   $   22,851,269
                    ---------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                      22,851,269
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.7%  Food Products - 0.7%                     278,000  Unilever NV (a)                                     8,479,000
                    ---------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Netherlands              8,479,000
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.0%       Household Durables - 1.0%                340,700  Electrolux AB                                       8,856,879
                                                             264,500  Husqvarna AB                                        4,836,878
                                                                                                                     --------------
                                                                                                                         13,693,757
                    ---------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Sweden                      13,693,757
-----------------------------------------------------------------------------------------------------------------------------------
United              Beverages - 1.1%                         671,700  Diageo Plc                                         14,159,378
Kingdom - 2.2%      ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.8%       152,200  BP Plc (a)                                         10,246,104
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication               148,800  Vodafone Group Plc (a)                              4,275,024
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom          28,680,506
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Europe - 5.7%               73,704,532
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Cayman              Insurance - 0.3%                          57,400  XL Capital Ltd. Class A                             4,476,052
Islands - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Latin America - 0.3%         4,476,052
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 5.6%       Commercial Banks - 1.9%                  206,700  Bank of Montreal                                   12,935,744
                                                             203,900  National Bank of Canada                            11,382,687
                                                                                                                     --------------
                                                                                                                         24,318,431
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            165,773  BCE, Inc.                                           5,594,839
                    Services - 1.1%                          112,800  Manitoba Telecom Services, Inc.                     4,857,951
                                                              85,000  TELUS Corp. (Non-Voting Shares)                     4,541,400
                                                                                                                     --------------
                                                                                                                         14,994,190
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.1%                   113,200  Alcan, Inc.                                         6,664,084
                                                             128,500  Barrick Gold Corp.                                  3,606,429
                                                              49,500  Teck Cominco Ltd. Class B                           3,750,297
                                                                                                                     --------------
                                                                                                                         14,020,810
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.5%       415,200  Cameco Corp.                                       19,340,337
                    ---------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Canada                      72,673,768
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 4.7%               165,700  General Dynamics Corp.                             13,007,450
States - 74.0%                                               161,200  Northrop Grumman Corp.                             11,870,768
                                                             321,500  Raytheon Co.                                       17,213,110

BlackRock Equity Dividend Fund
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              83,600  Rockwell Collins, Inc.                         $    5,490,012
                                                             213,300  United Technologies Corp.                          14,318,829
                                                                                                                     --------------
                                                                                                                         61,900,169
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.0%                         6,100  Harley-Davidson, Inc.                                 386,252
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.5%                         116,100  The Coca-Cola Co.                                   6,059,259
                                                               4,350  PepsiCo, Inc.                                         287,491
                                                                                                                     --------------
                                                                                                                          6,346,750
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.0%                    35,900  The Bank of New York Co., Inc.                      1,453,232
                                                               3,300  Franklin Resources, Inc.                              433,323
                                                               2,250  The Goldman Sachs Group, Inc.                         491,872
                                                             123,600  Morgan Stanley                                     10,383,636
                                                                                                                     --------------
                                                                                                                         12,762,063
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 3.0%                          82,800  Air Products & Chemicals, Inc.                      6,334,200
                                                              69,100  The Dow Chemical Co.                                3,082,551
                                                             230,500  E.I. du Pont de Nemours & Co.                      11,333,685
                                                             120,400  Lyondell Chemical Co.                               3,746,848
                                                             111,000  Olin Corp.                                          1,902,540
                                                               7,200  PPG Industries, Inc.                                  529,776
                                                              71,800  Praxair, Inc.                                       4,634,690
                                                             161,600  Rohm & Haas Co.                                     8,269,072
                                                                                                                     --------------
                                                                                                                         39,833,362
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 3.1%                   57,600  SunTrust Banks, Inc.                                4,862,592
                                                             296,100  U.S. Bancorp                                       10,171,035
                                                             178,900  Wachovia Corp.                                      9,936,106
                                                             421,400  Wells Fargo & Co.                                  15,124,046
                                                                                                                     --------------
                                                                                                                         40,093,779
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 1.4%           250,800  Hewlett-Packard Co.                                10,568,712
                                                              76,200  International Business Machines Corp.               7,788,402
                                                                                                                     --------------
                                                                                                                         18,357,114
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.3%                   56,700  American Express Co.                                3,439,989
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.9%            206,400  Temple-Inland, Inc.                                12,227,136
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    645,912  Bank of America Corp.                              32,876,921
                    Services - 6.9%                          617,400  Citigroup, Inc.                                    33,104,988
                                                             455,000  JPMorgan Chase & Co.                               23,705,500
                                                                                                                     --------------
                                                                                                                         89,687,409
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication            909,725  AT&T Inc.                                      $   35,224,552
                    Services - 4.4%                          445,100  Verizon Communications, Inc.                       16,993,918
                                                             379,942  Windstream Corp.                                    5,554,752
                                                                                                                     --------------
                                                                                                                         57,773,222
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 5.3%                 99,300  American Electric Power Co., Inc.                   4,986,846
                                                             348,820  Duke Energy Corp.                                   7,157,786
                                                             117,600  Exelon Corp.                                        8,868,216
                                                             139,000  FPL Group, Inc.                                     8,947,430
                                                             111,000  FirstEnergy Corp.                                   7,596,840
                                                             114,900  ITC Holdings Corp.                                  4,834,992
                                                             174,000  Northeast Utilities Inc.                            5,597,580
                                                             257,900  PPL Corp.                                          11,247,019
                                                              78,700  Pinnacle West Capital Corp.                         3,800,423
                                                             174,000  The Southern Co.                                    6,575,460
                                                                                                                     --------------
                                                                                                                         69,612,592
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.4%                5,900  Emerson Electric Co.                                  277,241
                                                              79,300  Rockwell Automation, Inc.                           4,721,522
                                                                                                                     --------------
                                                                                                                          4,998,763
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 1.9%        74,200  GlobalSantaFe Corp.                                 4,743,606
                                                             316,100  Halliburton Co.                                    10,042,497
                                                             140,200  Schlumberger Ltd.                                  10,350,966
                                                                                                                     --------------
                                                                                                                         25,137,069
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%           44,900  Wal-Mart Stores, Inc.                               2,151,608
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.9%                      64,700  General Mills, Inc.                                 3,875,530
                                                              84,600  H.J. Heinz Co.                                      3,985,506
                                                              81,403  Kraft Foods, Inc.                                   2,724,558
                                                              24,600  Reddy Ice Holdings, Inc.                              720,534
                                                                                                                     --------------
                                                                                                                         11,306,128
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 2.0%                     121,000  AGL Resources, Inc.                                 5,268,340
                                                             254,300  Equitable Resources, Inc.                          13,226,143
                                                              68,400  National Fuel Gas Co.                               3,215,484
                                                             165,360  Spectra Energy Corp.                                4,315,896
                                                                                                                     --------------
                                                                                                                         26,025,863
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants &                     25,850  McDonald's Corp.                                    1,248,038
                    Leisure - 0.4%                           137,600  Tim Hortons, Inc.                                   4,338,528
                                                                                                                     --------------
                                                                                                                          5,586,566
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.5%                191,700  Newell Rubbermaid, Inc.                        $    5,879,439
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 2.5%                140,400  Clorox Co.                                          9,418,032
                                                             118,200  Kimberly-Clark Corp.                                8,412,294
                                                             240,400  The Procter & Gamble Co.                           15,460,124
                                                                                                                     --------------
                                                                                                                         33,290,450
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &             53,900  Constellation Energy Group, Inc.                    4,803,568
                    Energy Traders - 1.5%                      4,790  Dynegy, Inc. Class A (d)                               45,074
                                                             227,100  TXU Corp.                                          14,893,218
                                                                                                                     --------------
                                                                                                                         19,741,860
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 2.8%          118,500  3M Co.                                              9,808,245
                                                             724,950  General Electric Co.                               26,721,657
                                                                                                                     --------------
                                                                                                                         36,529,902
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 3.0%                          12,900  The Allstate Corp.                                    803,928
                                                             113,300  Chubb Corp.                                         6,098,939
                                                             181,500  Lincoln National Corp.                             12,913,725
                                                              76,800  Marsh & McLennan Cos., Inc.                         2,439,168
                                                             323,094  The Travelers Cos., Inc.                           17,479,385
                                                                                                                     --------------
                                                                                                                         39,735,145
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 2.0%                         168,500  Caterpillar, Inc.                                  12,236,470
                                                             131,900  Deere & Co.                                        14,429,860
                                                                                                                     --------------
                                                                                                                         26,666,330
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                            101,600  Eagle Bulk Shipping, Inc.                           2,288,032
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 1.6%                             332,600  CBS Corp. Class B                                  10,566,702
                                                             151,300  The McGraw-Hill Cos., Inc.                          9,914,689
                                                                                                                     --------------
                                                                                                                         20,481,391
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                    18,200  Newmont Mining Corp.                                  758,940
                                                               8,300  Nucor Corp.                                           526,718
                                                              61,900  Southern Copper Corp.                               4,970,570
                                                                                                                     --------------
                                                                                                                          6,256,228
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 3.0%                    44,300  Consolidated Edison, Inc.                           2,270,818
                                                              89,200  DTE Energy Co.                                      4,512,628
                                                             113,500  Dominion Resources, Inc.                           10,351,200
                                                              58,600  KeySpan Corp.                                       2,426,626
                                                              19,825  MDU Resources Group, Inc.                             600,697

BlackRock Equity Dividend Fund
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              93,500  PG&E Corp.                                     $    4,731,100
                                                              57,000  Public Service Enterprise Group, Inc.               4,927,650
                                                              86,600  Sempra Energy                                       5,497,368
                                                              82,100  Wisconsin Energy Corp.                              4,005,659
                                                                                                                     --------------
                                                                                                                         39,323,746
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                   52,918  Federated Department Stores, Inc.                   2,324,159
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                    335,038  Chevron Corp.                                      26,062,606
                    Fuels - 10.8%                            257,700  ConocoPhillips                                     17,871,495
                                                             278,200  Consol Energy, Inc.                                11,648,234
                                                             521,400  Exxon Mobil Corp.                                  41,388,732
                                                             141,700  Marathon Oil Corp.                                 14,389,635
                                                             131,200  Murphy Oil Corp.                                    7,273,728
                                                             160,900  Occidental Petroleum Corp.                          8,157,630
                                                             309,600  Peabody Energy Corp.                               14,854,608
                                                                                                                     --------------
                                                                                                                        141,646,668
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 1.7%           150,400  International Paper Co.                             5,673,088
                                                             168,200  MeadWestvaco Corp.                                  5,611,152
                                                             139,700  Weyerhaeuser Co.                                   11,067,034
                                                                                                                     --------------
                                                                                                                         22,351,274
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.5%                 180,600  Avon Products, Inc.                                 7,187,880
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.4%                   107,200  Abbott Laboratories                                 6,069,664
                                                             165,300  Bristol-Myers Squibb Co.                            4,770,558
                                                              86,600  Johnson & Johnson                                   5,561,452
                                                             102,550  Merck & Co., Inc.                                   5,275,172
                                                             448,300  Pfizer, Inc.                                       11,862,018
                                                             199,400  Wyeth                                              11,066,700
                                                                                                                     --------------
                                                                                                                         44,605,564
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate Investment Trusts             86,800  Kimco Realty Corp.                                  4,172,476
                    (REITs) - 1.0%                            35,750  Simon Property Group, Inc.                          4,121,260
                                                              82,400  Taubman Centers, Inc.                               4,618,520
                                                                                                                     --------------
                                                                                                                         12,912,256
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.5%                          201,600  Microsoft Corp.                                     6,035,904
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.4%                  190,200  Limited Brands, Inc.                                5,243,814
                                                              22,900  Talbots, Inc.                                         538,150
                                                                                                                     --------------
                                                                                                                          5,781,964
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

                                                              Shares
                    Industry                                    Held  Common Stocks                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury                 5,800  VF Corp.                                       $      509,298
                    Goods - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%         23,100  Freddie Mac                                         1,496,418
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                            15,100  Altria Group, Inc.                                  1,040,692
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                79,700  Alltel Corp.                                        4,996,393
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United States          968,706,827
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in North America - 79.6%    1,041,380,595
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.7%    Metals & Mining - 4.7%                   858,500  Alumina Ltd.                                        5,068,416
                                                             899,800  BHP Billiton Ltd.                                  21,968,056
                                                           1,660,800  BlueScope Steel Ltd.                               16,490,017
                                                             270,870  Rio Tinto Ltd.                                     18,498,677
                    ---------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Australia                   62,025,166
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.5%        Metals & Mining - 0.5%                   211,620  Aluminum Corp. of China Ltd. (a)                    6,147,561
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in China                        6,147,561
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the                         68,172,727
                                                                      Pacific Basin/Asia - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks                             1,187,733,906
                                                                      (Cost - $826,582,275) - 90.8%
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                        $114,321,943  BlackRock Liquidity Series, LLC                   114,321,943
                                                                         Cash Sweep Series, 5.26% (b)(c)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities                       114,321,943
                                                                      (Cost - $114,321,943) - 8.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments
                                                                      (Cost - $940,904,218*) - 99.5%                  1,302,055,849

                                                                      Other Assets Less Liabilities - 0.5%                6,849,215
                                                                                                                     --------------
                                                                      Net Assets - 100.0%                            $1,308,905,064
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 940,904,225
                                                                  =============
      Gross unrealized appreciation                               $ 363,122,472
      Gross unrealized depreciation                                  (1,970,848)
                                                                  -------------
      Net unrealized appreciation                                 $ 361,151,624
                                                                  =============

BlackRock Equity Dividend Fund
Schedule of Investments as of April 30, 2007                   (in U.S. dollars)

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net            Interest
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                        $ 23,184,896       $ 3,540,270
      BlackRock Liquidity Series, LLC
         Money Market Series                      $ (3,577,600)      $    97,271
      --------------------------------------------------------------------------

(c)   Represents the current yield as of April 30, 2007.
(d)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Equity Dividend Fund

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Equity Dividend Fund

Date: June 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Equity Dividend Fund

Date: June 20, 2007